UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul Fearday, President (principal executive officer)
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  October 31, 2017

Item 1. Schedule of Investments.
	Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF
	Schedule of Investments
	October 31, 2017 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 90.4%
	Consumer Discretionary - 13.9%
51	AutoZone, Inc. (a)	$30,064
492	Best Buy Company, Inc.	27,542
1,074	Hanesbrands, Inc.	24,165
178	Home Depot, Inc.	29,509
252	Marriott International, Inc.	30,109
792	MGM Resorts International	24,829
508	NIKE, Inc.	27,935
212	PVH Corporation	26,884
480	Target Corporation	28,339
75	Tesla, Inc. (a)	24,865
261	Time Warner, Inc.	25,654
371	TJX Companies, Inc.	25,896
426	VF Corporation	29,671
258	Walt Disney Company	25,235
		380,697
	Consumer Staples - 6.5%
531	Church & Dwight Company, Inc.	23,985
168	Costco Wholesale Corporation	27,061
339	CVS Health Corporation	23,232
249	Estee Lauder Companies, Inc.	27,841
1,220	Kroger Company	25,254
279	McCormick & Company, Inc.	27,769
330	Walgreens Boots Alliance, Inc.	21,869
		177,011
	Financials - 10.2%
509	Bank of New York Mellon Corporation	26,188
483	Hartford Financial Services Group, Inc.	26,589
341	Marsh & McLennan Companies, Inc.	27,597
569	MetLife, Inc.	30,488
301	Northern Trust Corporation	28,150
171	S&P Global, Inc.	26,756
288	State Street Corporation	26,496
316	T. Rowe Price Group, Inc.	29,356
216	Travelers Companies, Inc.	28,609
510	US Bancorp	27,734
		277,963
	Health Care - 14.2%
513	Abbott Laboratories	27,820
348	AbbVie, Inc.	31,408
114	Allergan plc	20,204
147	Amgen, Inc.	25,757
82	Biogen, Inc. (a)	25,556
432	Bristol-Myers Squibb Company	26,637
189	Celgene Corporation (a)	19,083
328	Eli Lilly & Company	26,876
315	Gilead Sciences, Inc.	23,612
199	Johnson & Johnson	27,743
327	Medtronic plc	26,330
417	Merck & Company, Inc.	22,973
771	Pfizer, Inc.	27,031
141	Thermo Fisher Scientific, Inc.	27,330
132	UnitedHealth Group, Inc.	27,749
		386,109
	Industrials - 11.7%
226	Caterpillar, Inc.	30,691
228	Deere & Company	30,297
371	Eaton Corporation plc	29,688
451	Emerson Electric Company	29,071
123	FedEx Corporation	27,774
194	Illinois Tool Works, Inc.	30,365
660	Johnson Controls International plc	27,317
359	Owens Corning	29,686
183	Stanley Black & Decker, Inc.	29,564
228	United Parcel Service, Inc.	26,797
342	Waste Management, Inc.	28,102
		319,352
	Information Technology - 27.8%
201	Accenture plc	28,615
168	Adobe Systems, Inc. (a)	29,426
159	Apple, Inc.	26,878
579	Applied Materials, Inc.	32,673
228	Autodesk, Inc. (a)	28,491
246	Automatic Data Processing, Inc.	28,600
825	Cisco Systems, Inc.	28,174
369	Cognizant Technology Solutions Corporation	27,922
723	eBay, Inc. (a)	27,214
153	Facebook, Inc. (a)	27,549
760	Intel Corporation	34,572
183	International Business Machines Corporation	28,193
186	Intuit, Inc.	28,090
279	KLA-Tencor Corporation	30,380
307	Microchip Technology, Inc.	29,104
836	Micron Technology, Inc. (a)	37,043
356	Microsoft Corporation	29,611
300	Motorola Solutions, Inc.	27,162
529	Oracle Corporation	26,926
273	salesforce.com, Inc. (a)	27,939
250	Skyworks Solutions, Inc.	28,465
890	Symantec Corporation	28,925
336	TE Connectivity, Ltd.	30,566
323	Texas Instruments, Inc.	31,231
301	Western Digital Corporation	26,870
243	Workday, Inc. (a)	26,971
		757,590
	Materials - 4.1%
180	Air Products & Chemicals, Inc.	28,697
201	Ecolab, Inc.	26,263
192	International Flavors & Fragrances, Inc.	28,305
198	Praxair, Inc.	28,931
		112,196
	Real Estate - 9.6%
139	AvalonBay Communities, Inc. (b)	25,205
221	Boston Properties, Inc. (b)	26,781
225	Digital Realty Trust, Inc. (b)	26,649
57	Equinix, Inc. (b)	26,420
396	Equity Residential (b)	26,635
421	Prologis, Inc. (b)	27,188
168	Simon Property Group, Inc. (b)	26,095
390	Ventas, Inc. (b)	24,473
361	Welltower, Inc. (b)	24,173
818	Weyerhaeuser Company (b)	29,373
		262,992
	Telecommunication Services - 1.0%
556	Verizon Communications, Inc.	26,616
	Utilities - 1.0%
324	American Water Works Company, Inc.	28,434
	TOTAL COMMON STOCKS (Cost $2,705,012)	2,728,960
	TOTAL INVESTMENTS - 100.0% (Cost $2,705,012)	2,728,960
	Other Assets in Excess of Liabilities - 0.0% +	1,298
	NET ASSETS - 100.0%	$2,730,258

Percentages are stated as a percent of net assets.

(a)	Non-income producing security
(b)	Real Estate Investment Trust (REIT)
+	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Summary of Fair Value Disclosure at October 31, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2017:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,728,960	$-	$-	$2,728,960
Total Investments in Securities	$2,728,960	$-	$-	$2,728,960

Transfers between levels are recognized at the end of the reporting period. During the period ended October 31, 2017, the fund did not recognize any transfers to or from levels 1, 2, or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)      /s/ Paul R. Fearday
 Paul R. Fearday, President (principal executive officer)

Date         12/19/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date         12/19/17

By (Signature and Title)*      /s/ Kristen M. Weitez
Kristen M. Weitzel, Treasurer (principal financial officer)

Date         12/19/17

* Print the name and title of each signing officer under his or her signature.